Reconciliation of Income Tax Expense to Amount Computed by Applying Current Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and non-controlling interests	$ 244,807	$ 219,651	$ 189,572
PRC enterprise income tax rate	15.00%	15.00%	15.00%
Income tax at PRC enterprise income tax rate on income before income taxes	44,435	36,809	32,196
Effect of net income for which no income tax benefit/expense is receivable/payable	(3,993)	(929)	1,252
Effect of foreign income tax rate	(1,286)	(5,192)	(10,392)
Change in PRC income tax rate	(35)	(68)	(124)
Employee share-based compensation expense	334	1,833	1,909
(Non-taxable) taxable VAT refunds	9,415	(3,853)	(3,303)
Additional deduction on research and development expense	(8,565)	(5,958)	(5,109)
Over provision of income taxes in prior years	(2,159)	(212)	(1,595)
Effect of tax holiday	(7,744)
Effect of income tax benefits	(26,773)
Effect of deferred tax liabilities on undistributed earnings that may be distributed by the PRC subsidiaries	3,000
Change in valuation allowance	7,631	14,939	7,813
Total provision for income taxes	$ 14,260	$ 37,369	$ 22,647